Basis of preparation (Details) - EUR (€) € in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		151 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2023	Feb. 28, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [line items]
Net loss for the period					€ 117,433	€ 48,414	€ 165,900	€ 100,784
Capital increases									€ 2,002,100
Proceeds from borrowings									175,000
Proceeds from research tax credit									41,200
Repayment of PGE									2,900
Cash and cash equivalents and other short-term investments					€ 402,400		€ 402,400		402,400
Conditional advances Bpifrance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants									17,100
Repayments of conditional advances									€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases		€ 637,500	€ 223,300	€ 130,000
Registered direct offering | Completion of a public offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases	€ 807,400
Registered direct offering | July 2026 Offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases	€ 767,100